Note 6 - Income Taxes - Significant Components of Consolidated Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Deferred tax liabilities:
Depreciation	$ (1,053,139)	$ (507,970)
Total deferred tax liabilities	(1,053,139)	(507,970)
Deferred tax assets:
Inventory capitalization	114,428	166,979
LIFO Inventory	484,016	783,645
Postretirement benefits other than pensions	36,762	187,096
Net operating loss carryforward - Federal	184,668	343,729
Net operating loss carryforward - State	21,507	112,583
Other	108,560	79,888
Total deferred tax assets	949,941	1,673,920
Net deferred tax liability	$ (103,198)
Net deferred tax asset		$ 1,165,950